Fees Summary	Oct. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 672,040,851.60
Previously Paid Amount	0.00
Total Fee Amount	102,889.45
Total Offset Amount	0.00
Net Fee	$ 102,889.45